Expense Example - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Tactical Bond Fund - Class Z
Expense Example:
1 year	$ 62
3 years	266
5 years	633
10 years	1,668
Fidelity Advisor Tactical Bond Fund - Class A
Expense Example:
1 year	493
3 years	759
5 years	1,184
10 years	2,368
Fidelity Advisor Tactical Bond Fund - Class C
Expense Example:
1 year	273
3 years	604
5 years	1,201
10 years	2,636
Fidelity Advisor Tactical Bond Fund - Class M
Expense Example:
1 year	493
3 years	759
5 years	1,184
10 years	2,368
Fidelity Advisor Tactical Bond Fund - Class I
Expense Example:
1 year	72
3 years	289
5 years	660
10 years	$ 1,705